Trade Accounts Payable and Others - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	R$ 8,835	R$ 16,659
Non current, Taxes payable	17,007	38,120
ISS payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	458	722
Withholding taxes [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	281	500
PIS and COFINS payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	2,671	4,754
IRPJ and CSLL payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	4,248	7,866
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	1,084	1,030
Non current, Taxes payable	0	10,140
Other taxes payable [Member]
Schedule of Taxes Payable [Line Items]
Current, Taxes payable	93	1,787
PIS and COFINS payable [Member]
Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	4,040	15,175
IRPJ and CSLL payable [Member]
Schedule of Taxes Payable [Line Items]
Non current, Taxes payable	R$ 12,967	R$ 12,805